Share capital	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Share capital and share-based compensation
13.	Share capital and share-based compensation
Authorized share capital
Li-Cycle
Corp. is authorized to issue an unlimited number of voting common shares, Class A non-voting
common shares, preference shares and Class A preferred shares, in each case without par value. All issued shares are fully paid.
For retrospective presentation, the number of
Li-Cycle
Corp. common shares and Class A preferred shares on the condensed consolidated interim Statements of Changes in Equity have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the Business Combination on August 10, 2021.
On November 13, 2020,
Li-Cycle
Corp. completed a Series C private placement with two entities to purchase 281,138 Class A preferred shares at a price of $81.81 per share, for total proceeds of $23,000,000 and incurred transaction fees of $1,380,000.
On January 25, 2021,
Li-Cycle
Corp. issued 12,000 shares as full and final satisfaction of all obligations under a consulting agreement for services the Company received up to May 2020.
For the three months ended July 31, 2021, employee stock options were exercised for a total of 25,664 common shares of
Li-Cycle
Corp., at an aggregate exercise price of $169,105.
Li-Cycle
Holdings Corp. is authorized to issue an unlimited number of voting common shares without par value. All issued shares are fully paid.
On August 10, 2021, the Company finalized the Business Combination described in Note 1. All outstanding common shares and Class A preferred shares of
Li-Cycle
Corp., 2,407,535 in total, were exchanged for 96,084,679 common shares of
Li-Cycle
Holdings Corp. at the exchange ratio of 1:39.91.
Li-Cycle
Holdings Corp. issued an additional 65,671,374 common shares for net proceeds of $525,329,273. As part of this transaction, all outstanding 9,829 Restricted Share Units of
Li-Cycle
Corp. were settled by issuance of additional 392,276 common shares of
Li-Cycle
Holdings Corp. and a cashless exercise of 28,779 stock options of
Li-Cycle
Corp. resulted in the issuance of an additional 1,031,226 common shares of
Li-Cycle
Holdings Corp.
For the three months ended October 31, 2021, warrant holders exercised 100 warrants for a total of 100 common shares of
Li-Cycle
Holdings Corp. at an aggregate exercise price of $1,150.

For the three months ended January 31, 2022, warrant holders exercised 1,982 warrants for a total of 1,982 common shares of
Li-Cycle
Holdings Corp. at an aggregate exercise price of $22,793.
During the warrant redemption period of December 27, 2021 to January 28, 2022, warrant holders exercised 7,596 warrants for 7,596 common shares of
Li-Cycle
Holdings Corp. at an aggregate exercise price of $87,354, and 22,540,651 warrants were surrendered by holders in the Make-Whole Exercise resulting in the issuance of 5,702,644 common shares of
Li-Cycle
Holdings Corp. at an aggregate share capital impact of 45,868,706.
During the three months ended April 30, 2022, 222,505 stock options were exercised on a cashless basis, resulting in the issuance of 188,745 common shares of
Li-Cycle
Holdings Corp.
Long-term incentive plans
Stock options
For stock options issued under the Company’s 2021 Long Term-Incentive Plan (“2021 LTIP”), each of the Company’s stock options converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. The vesting period is one-third
on the first-year anniversary of the grant of the option, and one-third
every consecutive year thereafter. If an options remains unexercised after a period of 10 years from the date of grant, the option expires. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
A summary of stock option activities is as follows:

	Number of Li-Cycle Holdings Corp. stock options	Weighted average exercise price of Li-Cycle Holdings Corp. stock options
		$
Balance – October 31, 2021	5,296,553	2.81
Granted	719,718	7.86
Exercised	(222,505)	1.31

Balance – April 30, 2022	5,793,766	3.50
As at April 30, 2022, 4,331,130 of the outstanding stock options (October 31, 2021: 4,242,707) were exercisable.

A summary of the outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	399,100	0.02
April 10, 2023	798,200	0.02
April 10, 2023	199,231	0.36
April 1, 2024	171,613	0.36
July 17, 2024	865,244	0.36
December 16, 2029	99,775	1.07
April 21, 2030	386,010	1.07
July 19, 2030	251,433	1.07
November 30, 2030	410,587	2.14
February 11, 2031	439,010	2.14
August 10, 2031	1,053,846	10.93
November 22, 2031	31,725	13.20
January 31, 2032	560,377	7.58
March 8, 2032	127,615	7.74

	5,793,766

The Company recognized total expenses of $1,259,205 and $4,136,896 related to stock options during the three and six months ended April 30, 2022, respectively (three and six months ended April 30, 2021: $263,215 and $404,443).
The fair value of the stock options granted during the three and six months ended April 30, 2022 was determined to be $616,362 and $3,528,169, respectively (three and six months ended April 30, 2021: $620,515 and $1,242,844) using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model for the grants during the six months ended April 30, 2022 were as follows:

Risk free interest rate	1.44% - 1.83%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	65% - 70%
Expected forfeiture rate	0.0%
Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.
Restricted share units
Under the terms of the Company’s 2021 LTIP, restricted share units (“RSUs”) of
Li-Cycle
Holdings Corp. have been issued to executives, directors, employees and advisors. The RSU vesting periods ranged from several months to 3 years. The RSUs represent the right to receive common shares from the Company in an amount equal to the fair market value of an common share of
Li-Cycle
Holdings Corp. at the time of distribution. RSUs issued under the 2021 LTIP are expected to be settled in common shares. RSUs issued under the 2021 LTIP are classified as equity on the condensed consolidated interim statement of financial position.

The Company recognized share-based compensation expense relating to RSUs totaling $3,218,150 and $5,539,268 in the three and six months ended April 30, 2022, respectively (three and six months ended April 30, 2021: nil and $604,943).
A summary of RSU activities is as follows:

	Number of	Weighted average
	Li-Cycle Holdings Corp RSUs	share price on grant date
Balance – October 31, 2021	716,763	$10.93
Granted	1,493,675	$8.56
Forfeited	(14,223)	$8.79

Balance – April 30, 2022	2,196,215	$9.34

As of April 30, 2022, 22,727 of outstanding RSUs had vested. RSUs granted in the three and six months ended April 30, 2022 vest over 1 to 3 years.

12.	Share capital and share-based compensation
Authorized share capital
Li-Cycle
Corp. is authorized to issue an unlimited number of voting common shares, Class A non-voting
common shares, preference shares and Class A preferred shares, in each case without par value. All issued shares are fully paid.
Li-Cycle
Holdings Corp. is authorized to issue an unlimited number of voting common shares without par value. All issued shares are fully paid.
For retrospective presentation, the number of
Li-Cycle
Corp.’s common shares and Class A preferred shares on the Consolidated Statements of Changes in Equity have been scaled by the exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.
On March 23, 2018,
Li-Cycle
Corp. completed a
non-brokered
private placement and issued 188,604 common shares for proceeds of $2,645,136 at $14.02 per share.
On February 28, 2019,
Li-Cycle
Corp. issued 8,468 common shares to two shareholders as a finder’s fee for the Series A fundraising. These shares were valued at $118,759
Between December 20 and December 27, 2019,
Li-Cycle
Corp. completed a
non-brokered
private placement and issued 159,294 common shares for proceeds of $6,481,381 at $40.05 per share.
On December 27, 2019, a convertible debenture was converted to 13,436 common shares of
Li-Cycle
Corp., representing proceeds of $492,409.
On November 13, 2020,
Li-Cycle
Corp. completed a Series C private placement with two entities to purchase 281,138 Class A preferred shares at a price of $81.81 per share, for total proceeds of $23,000,000 and incurred transaction fees of $1,380,000.
On January 25, 2021,
Li-Cycle
Corp. issued 12,000 shares as full and final satisfaction of all obligations under a consulting agreement for services the Company received up to May 2020.
Between June 11 and June 24, 2021, four employees exercised stock options for a total of 25,664 common shares of
Li-Cycle
Corp., at an aggregate exercise price of $169,105.
On August 10, 2021, the Company finalized the business combination described in Note 1. All outstanding common shares and Class A preferred shares of
Li-Cycle
Corp., 2,407,535 in total, were exchanged for 96,084,679 common shares of
Li-Cycle
Holdings Corp. at the exchange ratio of 1:39.91.
Li-Cycle
Holdings Corp. issued an additional 65,671,374 common shares for net proceeds of $525,329,273. As part of this transaction, all outstanding 9,829 Restricted Share Units of
Li-Cycle
Corp. were settled by issuance of additional 392,276 common shares of
Li-Cycle
Holdings Corp. and a cashless exercise of 28,779 stock options of
Li-Cycle
Corp. resulted in an additional 1,031,226 common shares of
Li-Cycle
Holdings Corp.
On October 15,2021, a warrant holder exercised 100 warrants for a total of 100 common shares of
Li-Cycle
Holdings Corp. at an aggregate exercise price of $1,150.
Long-term incentive plans
Stock options
Li-Cycle
Corp. had a stock option plan (the “2017 Plan”) approved by the Company’s shareholders that allows it to grant stock options, subject to regulatory terms and approval, to its officers, directors, employees and service providers. This Plan was effective from September 2017 through October 31, 2019.
Each stock option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the average market price of the Company’s common shares on the date of grant. The vesting period is one-third
on the first-year anniversary of the grant, and
one-third
every consecutive year thereafter. If the options remain unexercised after a period of 5 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
On November 1, 2019,
Li-Cycle
Corp. adopted a new Long Term Incentive Plan (the “2019 LTIP”) approved by the Company’s shareholders that allowed it to grant stock options, restricted share units, deferred share units, stock appreciation rights, and other forms of equity compensation, subject to regulatory terms and approval, to its officers, directors, employees and service providers.
For stock options issued under the 2019 LTIP, each stock option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the fair market value of the Company’s common shares on the date of grant. The vesting period is one-third
on the first-year anniversary of the grant, and
one-third
every consecutive year thereafter. If the options remain unexercised after a period of 10 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
On August 10, 2021,
Li-Cycle
Holdings Corp. adopted a new Long Term Incentive Plan (the “2021 LTIP”) approved by the Company’s shareholders that allows it to grant stock options, restricted share units, deferred share units, stock appreciation rights, and other forms of equity compensation, subject to regulatory terms and approval, to its officers, directors, employees and service providers.
On August 10, 2021, all of the outstanding stock options of
Li-Cycle
Corp. under the 2017 Plan and the 2019 LTIP were vested and 19 employees exercised 28,779 stock options of
Li-Cycle
Corp. on a cashless basis. All remaining 106,307 stock options under the 2017 Plan and the 2019 LTIP were exchanged for 4,242,707 stock options under the 2021 LTIP plan at the exchange ratio of 1:39.91, while retaining original expiry dates.
For stock options issued under the 2021 LTIP, each stock option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the fair market value of the Company’s common shares on the date of grant. The vesting period is one-third
on the first-year anniversary of the grant, and
one-third
every consecutive year thereafter. If the options remain unexercised after a period of 10 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
A summary of stock option activities is as follows:

	Number of Li-Cycle Corp stock options	Weighted average exercise price of Li-Cycle Corp stock options	Number of Li-Cycle Holdings Corp stock options	Weighted average exercise price of Li-Cycle Holdings Corp stock options
		$		$
Balance – October 31, 2018	58,320	2.49
Granted	41,680	13.57

Balance – October 31, 2019	100,000	7.14
Granted	33,500	39.66

Balance – October 31, 2020	133,500	15.35
Granted	31,750	85.30
Exercised	(54,443)	24.58
Forfeited	(4,500)	42.43

Exchanged on August 10, 2021	106,307	31.62	4,242,707	0.79
Granted			1,053,846	10.93

Balance – October 31, 2021			5,296,553	2.81
As at October 31, 2021, 4,242,707 of the stock options (2020: 106,307, 2019: 29,440) were exercisable.
A summary of outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	399,100	0.02
April 10, 2023	798,200	0.02
April 10, 2023	199,231	0.36
April 1, 2024	171,613	0.36
July 17, 2024	865,244	0.36
December 16, 2029	99,775	1.08
April 21, 2030	439,010	1.08
July 19, 2030	371,163	1.08
November 30, 2030	420,452	2.17
February 11, 2031	478,920	2.17
August 10, 2031	1,053,846	10.93

	5,296,553

The Company recognized total expenses of $2.69 million related to stock options during the twelve months ended October 31, 2021 (2020: $0.33 million, 2019: $0.10 million).
The fair value of the stock options granted during the twelve months ended October 31, 2021 was determined to be $8.28 million (2020: $0.94 million, 2019: $0.31 million) using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model were as follows:

Risk free interest rate	0.46% – 0.97%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	65%
Expected forfeiture rate	0.0%
Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.
During the twelve months ended October 31, 2021, 23 employees exercised 2,172,820 stock options to acquire a total of 2,055,474 common shares at an aggregate exercise price aggregate exercise of $0.17 million. During the years ended October 31, 2020 and 2019, no stock options were exercised.
Restricted share units
Under the terms of the 2019 LTIP, restricted share units were issued to executives and directors. The RSUs vested immediately and were exercisable upon issuance. The RSUs represented the right to receive a distribution from
Li-Cycle
Corp. in an amount equal to the fair market value of an ordinary share of
Li-Cycle
Corp. at the time of distribution. The RSUs under the 2019 LTIP could be settled in shares, cash, or any combination of shares and cash, at the option of the holder. RSUs under the 2019 LTIP were classified as a liability on the consolidated statement of financial position.
On August 10, 2021, all existing 9,829 RSUs under the 2019 LTIP were settled at the exchange ratio of 1:39.91, resulting in issuance of 392,276 common shares of
Li-Cycle
Holdings Corp.
The Company has recorded a liability of $0 as at October 31, 2021 (October 31, 2020: $171,849) that represents the fair value of the RSUs outstanding under the 2019 LTIP and has recorded fair value loss of $3,096,940 for the twelve months ended October 31, 2021 (twelve months ended October 31, 2020:$83,424).
Under the terms of the 2021 LTIP, restricted share units of
Li-Cycle
Holdings Corp. have been issued to executives, directors, employees and advisors. The RSU vesting periods ranged from 1 year to 3 years. The RSUs represent the right to receive a distribution from the Company in an amount equal to the fair market value of an ordinary share of
Li-Cycle
Holdings Corp. at the time of distribution. The RSUs under the 2021 LTIP are expected to be settled in shares. The Company, at its sole discretion, may also settle in cash or a combination of cash and shares. The RSUs issued under the 2021 LTIP are classified as equity on the consolidated statement of financial position.
The Company recognized share-based compensation expenses relating to RSUs totaling $1,293,030 in the twelve months ended October 31, 2021 (twelve months ended October 31, 2020: $88,425).

A summary of RSU activities is as follows:

	Number of Li-Cycle Corp RSU	Number of Li-Cycle Holdings Corp RSU
Balance – October 31, 2018	—
Balance – October 31, 2019	—
Granted	2,182

Balance – October 31, 2020	2,182
Granted	7,647
Settled on August 10, 2021	(9,829)

Subtotal	—	—
Granted on or after August 10, 2021		716,763

Balance – October 31, 2021	—	716,763